Long-Term Debt - Revolving Line of Credit (Details) - East West Bank				1 Months Ended	12 Months Ended
	Jul. 07, 2023 USD ($)	Mar. 31, 2022	Dec. 17, 2021 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Oct. 15, 2024 USD ($)	Sep. 30, 2020 USD ($)
Revolving Credit Facility 2023
Long-Term Debt
Borrowing capacity	$ 10,000,000
Line of credit agreement, fixed interest rate	3.00%
Spread on variable rate (as percent)	0.10%
Percentage of interest rate added to loan rate in the event of default	5.00%
Interest rate (as percent)	3.00%
Additional deferred financing fees					$ 300,000
Outstanding borrowings					$ 3,000,000.0
Additional incremental borrowing capacity	$ 5,000,000
Revolving credit availability for defining value of eligible advances to aggregate amount of all outstanding advances ratio	$ 1,000,000
Value of eligible accounts to the aggregate amount of all outstanding advances ratio	2.0
Quarterly minimum fixed coverage ratio	1.25
Minimum loan rate to be maintained on loan effective rate (as percent)	0.50%
2020 Revolving Credit Facility
Long-Term Debt
Borrowing capacity			$ 5,000,000.0				$ 4,500,000
Initial availability			$ 2,500,000				$ 1,000,000.0
Commitment fee percentage		0.50%
2020 Revolving Credit Facility | Maximum
Long-Term Debt
Additional deferred financing fees				$ 100,000
Subsequent Event | Revolving Credit Facility 2023
Long-Term Debt
Outstanding borrowings						$ 9,700,000
Revolving Credit Availability Ratio						1.00
SOFR | Revolving Credit Facility 2023
Long-Term Debt
Spread on variable rate (as percent)	0.10%
LIBOR | 2020 Revolving Credit Facility
Long-Term Debt
Spread on variable rate (as percent)			3.50%
Interest rate (as percent)		7.00%
Execution of Third Amendment | Subsequent Event | Revolving Credit Facility 2023
Long-Term Debt
Prepayments						$ 1,000,000.0
Period on or before January 15, 2025 | Subsequent Event | Revolving Credit Facility 2023
Long-Term Debt
Prepayments						1,000,000.0
Period on or before April 15, 2025 | Subsequent Event | Revolving Credit Facility 2023
Long-Term Debt
Prepayments						2,000,000.0
December 31 2023 | Revolving Credit Facility 2023
Long-Term Debt
Maximum total funded debt to EBITDA ratio to be maintained	3.50
March 31, 2025 | Revolving Credit Facility 2023
Long-Term Debt
Maximum total funded debt to EBITDA ratio to be maintained	3.25
June 30, 2024 | Subsequent Event | Revolving Credit Facility 2023
Long-Term Debt
Minimum Liquidity						1,000,000.0
September 30, 2024 | Subsequent Event | Revolving Credit Facility 2023
Long-Term Debt
Minimum TTM EBITDA						5,000,000.0
Minimum Liquidity						1,500,000
December 31, 2024 | Subsequent Event | Revolving Credit Facility 2023
Long-Term Debt
Minimum TTM EBITDA						3,500,000
Minimum Liquidity						$ 1,500,000
Revolving Credit Availability Ratio						1.0
March 31, 2025 | Subsequent Event | Revolving Credit Facility 2023
Long-Term Debt
Minimum TTM EBITDA						$ 5,500,000
Minimum Liquidity						$ 2,000,000.0
Revolving Credit Availability Ratio						1.5
Last Day of Each Fiscal Quarter from June 30, 2025 and Thereafter | Revolving Credit Facility 2023
Long-Term Debt
Maximum total funded debt to EBITDA ratio to be maintained	3.00
Last Day of Each Fiscal Quarter from June 30, 2025 and Thereafter | Subsequent Event | Revolving Credit Facility 2023
Long-Term Debt
Minimum TTM EBITDA						$ 7,500,000
Minimum Liquidity						$ 2,000,000.0
Quarterly minimum fixed coverage ratio						1.25
Revolving Credit Availability Ratio						2.0